Document And Entity Information	12 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Delta Technology Holdings Ltd
Entity Central Index Key	0001543268
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	DELT
Entity Common Stock, Shares Outstanding	11,061,679
Document Fiscal Year Focus	2017
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer